Group Statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Loss)/profit for the year	$ (260)	$ 386	$ 350
Adjustments reconciling (loss)/profit for the year to cash flow from operations before contract acquisition costs	632	582	564
Cash flow from operations before contract acquisition costs	372	968	914
Contract acquisition costs, net of repayments	(64)	(61)	(54)
Cash flow from operations	308	907	860
Interest paid	(132)	(110)	(87)
Interest received	2	3	2
Contingent purchase consideration paid		(6)
Tax paid on operating activities	(41)	(141)	(66)
Net cash from operating activities	137	653	709
Cash flow from investing activities
Purchase of property, plant and equipment	(26)	(75)	(46)
Purchase of intangible assets	(50)	(104)	(112)
Investment in associates and joint ventures	(2)	(10)	(1)
Investment in other financial assets	(5)	(9)	(33)
Acquisition of businesses, net of cash acquired		(292)	(34)
Contingent purchase consideration paid		(2)	(4)
Capitalised interest paid	(1)	(5)	(5)
Distributions from associates and joint ventures	5		32
Disposal of hotel assets, net of costs and cash disposed	1
Repayments of other financial assets	13	4	8
Disposal of equity securities	4
Tax paid on disposals	0	0	(2)
Net cash from investing activities	(61)	(493)	(197)
Cash flow from financing activities
Purchase of own shares by employee share trusts		(5)	(3)
Dividends paid to shareholders		(721)	(199)
Dividend paid to non-controlling interest		(1)	(1)
Transaction costs relating to shareholder returns		(1)
Issue of long-term bonds, including effect of currency swaps	1,093		554
Issue of commercial paper	738
Repayment of long-term bonds	(290)
Principal element of lease payments	(65)	(59)	(35)
(Decrease)/increase in other borrowings	(125)	127	(268)
Proceeds from currency swaps	3		3
Net cash from financing activities	1,354	(660)	51
Net movement in cash and cash equivalents in the year	1,430	(500)	563
Cash and cash equivalents at beginning of the year	108	600	58
Exchange rate effects	86	8	(21)
Cash and cash equivalents at end of the year	$ 1,624	$ 108	$ 600